Concentrations of Credit Risk and Major Customers (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	$ 1,211,573	$ 3,469,558		$ 1,544,275
China [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	55			400
Insured bank account	70,000		¥ 500,000
Not insured amount (in Dollars)
Continuing Operations [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Total future lease payment (in Dollars)	0
Discontinued Operations [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Total future lease payment (in Dollars)	$ 8,840
Suppliers One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		32.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	100.00%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		30.00%
Suppliers Three [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		23.00%
Customers One [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	99.00%	39.00%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		23.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage		21.00%